CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net loss	$ (5,703)	$ (18,586)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	567	567
Reduction in carrying amount of right-of-use assets	132	41
Depreciation	1,019	174
Stock-based compensation	13,989	1,455
Unrealized loss on foreign currency transactions	65	143
Noncash interest expense	40	19
Accretion on marketable securities		(1)
Change in the fair value of earnout liability	(33,869)
Change in the fair value of warrants	(3,484)	2,074
Change in the fair value of convertible promissory notes	156
Change in fair value of One S.r.l. call option	258	48
Changes in operating assets and liabilities:
Account receivables	(1,177)	(169)
Grants receivable	(198)	(1,273)
Prepaid expenses and other current assets	(2,010)	318
Inventories	(2,888)	846
Other assets		(1,222)
Accounts payable	3,502	(1,192)
Accrued expenses and other current liabilities	528	200
Operating lease liabilities	(134)	(37)
Deferred income	(5,550)	8,459
Other long-term liabilities	(426)	(158)
Net cash used in operating activities	(35,183)	(8,294)
Cash flows from investing activities:
Purchases of property and equipment	(1,963)	(6,354)
Maturities of marketable securities		24,000
Net cash (used in) provided by investing activities	(1,963)	17,646
Cash flows from financing activities:
Proceeds from Business Combination, net of transaction costs	70,478
Principal repayment of notes payable	(418)	(186)
Repayment of convertible promissory notes due to related party, held at fair value	(27,284)
Proceeds from issuance of promissory notes (net of issuance costs of $0 and $30, respectively)		3,506
Proceeds from the exercise of warrants	4	10
Proceeds from exercise of share-based awards		4
Net cash provided by financing activities	42,780	3,334
Effect of exchange rates on cash	(46)	(973)
Net increase in cash	5,588	11,713
Cash and cash equivalents at beginning of year	28,397	48,144
Cash and cash equivalents at end of period	33,985	59,857
Noncash investing and financing activities:
Purchases of property and equipment included in accounts payable and accrued expense	1,721	889
Recognition of earnout liability	58,871
Recognition of private placement warrant liability	8,140
Supplemental cash flow information:
Interest paid on notes payable	$ 95	$ 43